Wells, pipelines, properties, plant and equipment, net - Summary of Impairment or Reversal of Impairment of Fixed Assets (Detail) - Pemex industrial transformation [member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	$ 79,053,642	$ 119,069,595
Minatitln Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	32,531,925	43,856,284
Madero refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	11,420,952	33,961,120
Salina Cruz Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	12,051,597	36,057,410
Cangrejera Petrochemical Center [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	17,544,825	2,441,686
Independencia Petrochemical Center [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	3,146,413	1,706,687
Arenque gas processor complex [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	1,283,201	473,499
Matapionche Gas Processor Complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	$ 1,074,729	$ 572,909